Schedule of Investments
RIMROCK CORE BOND FUND	August 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT	VALUE (in USD)
CORPORATE BONDS – 16.7%
Aerospace & Defense – 0.5%
Textron Financial Corp.,
(Variable, ICE LIBOR USD 3M + 1.74%), 1.86%, 2/15/42(1)	40,000	34,364
Communications – 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.05%, 3/30/29	55,000	65,193
Comcast Corp.,
4.15%, 10/15/28	35,000	40,645
		105,838
Energy – 3.3%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.38%, 6/15/29	40,000	41,000
Antero Resources Corp.,
5.38%, 3/1/30	20,000	20,381
ConocoPhillips Co.,
6.95%, 4/15/29	25,000	33,862
Enterprise Products Operating LLC,
(Variable, ICE LIBOR USD 3M + 2.78%), 2.90%, 6/1/67 (1)	40,000	36,919
Kinder Morgan, Inc.,
4.30%, 3/1/28	35,000	40,012
Magellan Midstream Partners L.P.,
3.25%, 6/1/30	40,000	43,120
		215,294
Healthcare – 2.4%
HCA, Inc.,
4.13%, 6/15/29	40,000	45,291
UnitedHealth Group, Inc.,
2.88%, 8/15/29	20,000	21,731
4.45%, 12/15/48	35,000	45,612
Zimmer Biomet Holdings, Inc.,
3.55%, 3/20/30	40,000	44,292
		156,926
Media/Entertainment – 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 6/1/33	40,000	41,511
Fox Corp.,
4.71%, 1/25/29	35,000	41,236
		82,747
	PRINCIPAL AMOUNT	VALUE (in USD)
CORPORATE BONDS - 16.7% continued
Media/Leisure – 0.9%
Activision Blizzard, Inc.,
3.40%, 6/15/27 (2)	35,000	38,854
4.50%, 6/15/47	15,000	18,690
		57,544
Metals/Mining – 1.3%
Barrick North America Finance LLC,
5.75%, 5/1/43	30,000	42,195
Hecla Mining Co.,
7.25%, 2/15/28	40,000	43,350
		85,545
Real Estate – 0.6%
Equinix, Inc.,
2.50%, 5/15/31	40,000	41,054
Technology – 1.0%
QualityTech L.P./QTS Finance Corp.,
3.88%, 10/1/28	60,000	64,445
Telecom/Cable – 0.7%
Frontier California, Inc.,
6.75%, 5/15/27	40,000	43,468
Utilities – 0.9%
Florida Power & Light Co.,
3.15%, 10/1/49(2)	55,000	60,077
Utilities/Power – 2.2%
Ferrellgas L.P./Ferrellgas Finance Corp.,
5.38%, 4/1/26	25,000	24,594
FirstEnergy Transmission LLC,
5.45%, 7/15/44	35,000	45,131
4.55%, 4/1/49	20,000	24,063
Superior Plus L.P./Superior General Partner, Inc.,
4.50%, 3/15/29	50,000	51,864
		145,652
Total Corporate Bonds
(Cost $1,051,696)		$1,092,954

COMMERCIAL MORTGAGE BACKED SECURITIES – 18.7%
Government Agency – 1.8%
FREMF Mortgage Trust, Series 2015-KF09, Class B, (Floating, ICE LIBOR USD 1M + 5.35%), 5.44%, 5/25/22(1)	119,874	119,963

Schedule of Investments
RIMROCK CORE BOND FUND	August 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT	VALUE (in USD)
COMMERCIAL MORTGAGE BACKED SECURITIES - 18.7% continued
Government Agency - Interest Only – 10.1%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K094, Class X1, 1.02%, 6/25/29(1) (3)	2,694,100	167,188
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class X1, 1.05%, 4/25/34(1) (3)	2,091,708	182,944
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1514, Class X1, 0.70%, 10/25/34(1) (3)	1,497,057	93,603
Freddie Mac Multifamily Structured Pass Through Certificates, Series K152, Class X1, 1.10%, 1/25/31(1) (3)	2,645,531	190,066
FREMF Mortgage Trust, Series 2016-KF22, Class B, (Floating, ICE LIBOR USD 1M + 5.05%, 5.05% Floor), 5.14%, 7/25/23(1)	25,461	25,766
		659,567
Non Agency – 4.3%
COMM Mortgage Trust, Series 2010-C1, Class D, 5.99%, 7/10/46(1) (3)	135,000	137,282
Commercial Mortgage Trust, Series 2006-GG7, Class AJ, 6.21%, 7/10/38(1) (3)	74,487	67,056
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class D, 3.59%, 9/15/39(1) (3)	75,000	75,771
		280,109
Non Agency - Interest Only – 2.5%
GS Mortgage Securities Trust, Series 2015-GC32, Class XA, 0.92%, 7/10/48(1) (3)	3,416,301	83,313
GS Mortgage Securities Trust, Series 2016-GS3, Class XA, 1.34%, 10/10/49(1) (3)	582,038	29,197
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XA, 1.13%, 10/15/48(1) (3)	1,543,363	46,892
		159,402
Total Commercial Mortgage Backed Securities
(Cost $1,169,929)		$1,219,041

	PRINCIPAL AMOUNT	VALUE (in USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES – 54.3%
Government Agency – 19.4%
Fannie Mae REMIC, Series 2001-29, Class Z, 6.50%, 7/25/31	36,993	42,470
Fannie Mae REMIC, Series 2003-58, Class M, 3.50%, 7/25/33	15,070	16,109
Fannie Mae REMIC, Series 2005-122, Class SE, (Floating, 23.10% - ICE LIBOR USD 1M, 23.10% Cap), 22.80%, 11/25/35(1)	45,727	62,382
Fannie Mae REMIC, Series 2005-68, Class PG, 5.50%, 8/25/35	61,534	70,182
Fannie Mae REMIC, Series 2006-77, Class PC, 6.50%, 8/25/36	26,676	30,780
Fannie Mae REMIC, Series 2007-22, Class PA, 5.50%, 3/25/37	3,225	3,535
Fannie Mae REMIC, Series 2008-46, Class JA, 4.50%, 5/25/38	26,288	28,184
Fannie Mae REMIC, Series 2010-53, Class ZJ, 5.00%, 7/25/40	31,423	39,142
Fannie Mae REMIC, Series 2011-146, Class LX, 3.50%, 10/25/40	190,000	201,771
Fannie Mae REMIC, Series 2012-17, Class CW, 2.00%, 11/25/30	3,499	3,525
Fannie Mae REMIC, Series 2012-32, Class DU, 2.50%, 4/25/26	52,827	52,993
Fannie Mae REMIC, Series 2013-113, Class HA, 3.00%, 11/25/31	567	580
Fannie Mae REMIC, Series 2013-13, Class MA, 4.00%, 1/25/43	99,871	109,683
Fannie Mae REMIC, Series 2016-95, Class LZ, 2.50%, 12/25/46	140,744	140,541
Fannie Mae REMIC, Series 2019-42, Class ZL, 3.00%, 8/25/49	208,625	218,521
Freddie Mac REMIC, Series 2326, Class ZP, 6.50%, 6/15/31	21,940	25,314
Freddie Mac REMIC, Series 2653, Class SC, (Floating, 6.80% - ICE LIBOR USD 1M, 4.00% Floor, 6.80% Cap), 6.75%, 7/15/33(1)	28,510	31,887
Freddie Mac REMIC, Series 3871, Class JB, 5.50%, 6/15/41	7,057	8,189
Freddie Mac REMIC, Series 3908, Class B, 2.50%, 6/15/39	28,688	30,157
Freddie Mac REMIC, Series 3948, Class AD, 2.00%, 10/15/21	676	676
Freddie Mac REMIC, Series 3990, Class GY, 3.50%, 1/15/42	30,000	34,786
Freddie Mac REMIC, Series 4120, Class QB, 1.50%, 10/15/42	7,956	8,007

Schedule of Investments
RIMROCK CORE BOND FUND	August 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT	VALUE (in USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 54.3% continued
Government Agency – 19.4%continued
Freddie Mac REMIC, Series 4146, Class ME, 3.50%, 12/15/42	12,000	13,314
Freddie Mac REMIC, Series 4170, Class TC, 1.63%, 2/15/28	13,862	14,144
Freddie Mac REMIC, Series 4182, Class MB, 1.50%, 5/15/41	6,441	6,539
Freddie Mac REMIC, Series 4286, Class DA, 3.50%, 10/15/30	53,133	57,253
Freddie Mac REMIC, Series 4471, Class GA, 3.00%, 2/15/44	16,458	17,242
		1,267,906
Government Agency - Interest Only – 19.9%
Fannie Mae REMIC, Series 2004-64, Class SW, (Floating, 7.05% - ICE LIBOR USD 1M, 7.05% Cap), 6.97%, 8/25/34(1)	42,646	7,287
Fannie Mae REMIC, Series 2005-12, Class SC, (Floating, 6.75% - ICE LIBOR USD 1M, 6.75% Cap), 6.67%, 3/25/35(1)	55,112	9,185
Fannie Mae REMIC, Series 2007-88, Class JI, (Floating, 6.45% - ICE LIBOR USD 1M, 6.45% Cap), 6.37%, 4/25/37(1)	278,483	54,633
Fannie Mae REMIC, Series 2010-118, Class LI, 5.50%, 10/25/40	69,433	12,836
Fannie Mae REMIC, Series 2010-147, Class KI, 1.18%, 1/25/41	1,180,783	39,825
Fannie Mae REMIC, Series 2011-87, Class SG, (Floating, 6.55% - ICE LIBOR USD 1M, 6.55% Cap), 6.47%, 4/25/40(1)	84,668	7,510
Fannie Mae REMIC, Series 2012-70, Class YS, (Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 6.57%, 2/25/41(1)	10,970	394
Fannie Mae REMIC, Series 2013-103, Class SK, (Floating, 5.92% - ICE LIBOR USD 1M, 5.92% Cap), 5.84%, 10/25/43(1)	46,554	8,980
Fannie Mae REMIC, Series 2016-105, Class SA, (Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.92%, 1/25/47(1)	34,953	7,261
Fannie Mae REMIC, Series 2016-74, Class GS, (Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.92%, 10/25/46(1)	48,121	11,618
	PRINCIPAL AMOUNT	VALUE (in USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 54.3% continued
Government Agency - Interest Only – 19.9%continued
Fannie Mae REMIC, Series 2018-62, Class SB, (Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 6.12%, 9/25/48(1)	248,860	45,108
Fannie Mae REMIC, Series 2020-56, Class DI, 2.50%, 8/25/50	273,032	41,893
Fannie Mae REMIC, Series 2020-60, Class NI, 4.00%, 9/25/50	698,903	101,739
Freddie Mac REMIC, Series 2981, Class SU, (Floating, 7.80% - ICE LIBOR USD 1M, 7.80% Cap), 7.70%, 5/15/30(1)	41,630	5,596
Freddie Mac REMIC, Series 3308, Class S, (Floating, 7.20% - ICE LIBOR USD 1M, 7.20% Cap), 7.10%, 3/15/32(1)	35,667	5,703
Freddie Mac REMIC, Series 3460, Class SA, (Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 6.10%, 6/15/38(1)	51,075	9,736
Freddie Mac REMIC, Series 3598, Class JI, 1.42%, 10/15/37(1) (3)	174,609	7,452
Freddie Mac REMIC, Series 3621, Class SB, (Floating, 6.23% - ICE LIBOR USD 1M, 6.23% Cap), 6.13%, 1/15/40(1)	38,781	7,732
Freddie Mac REMIC, Series 3621, Class WI, 1.64%, 5/15/37(1) (3)	365,979	17,710
Freddie Mac REMIC, Series 3635, Class IB, 1.32%, 10/15/37(1) (3)	551,084	23,057
Freddie Mac REMIC, Series 3666, Class SC, (Floating, 5.77% - ICE LIBOR USD 1M, 5.77% Cap), 5.67%, 5/15/40(1)	105,701	20,083
Freddie Mac REMIC, Series 4029, Class IM, 4.00%, 4/15/42	21,086	3,633
Freddie Mac REMIC, Series 4106, Class EI, 3.50%, 4/15/41	144,474	10,823
Freddie Mac REMIC, Series 4150, Class DI, 3.00%, 1/15/43	291,409	26,027
Freddie Mac REMIC, Series 4165, Class TI, 3.00%, 12/15/42	536,577	38,290
Freddie Mac REMIC, Series 4194, Class BI, 3.50%, 4/15/43	32,512	4,016
Freddie Mac REMIC, Series 4259, Class DI, 4.00%, 6/15/43	147,112	10,829
Freddie Mac REMIC, Series 4363, Class TI, 1.80%, 10/15/39(1) (3)	230,175	11,501

Schedule of Investments
RIMROCK CORE BOND FUND	August 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT	VALUE (in USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 54.3% continued
Government Agency - Interest Only – 19.9%continued
Freddie Mac REMIC, Series 4415, Class IO, 1.70%, 4/15/41(1) (3)	27,538	1,565
Freddie Mac REMIC, Series 5013, Class IN, 2.50%, 9/25/50	767,499	117,037
FREMF Mortgage Trust, Series 19K-1510, Class X2A, 0.10%, 1/25/34	13,965,433	125,246
FREMF Mortgage Trust, Series 2018-K157, Class X2A, 0.10%, 8/25/33	14,697,457	122,937
Government National Mortgage Association, Series 2008-7, Class IO, 5.50%, 3/20/37	246,323	20,863
Government National Mortgage Association, Series 2009-88, Class QI, 6.00%, 9/16/39	293,165	13,558
Government National Mortgage Association, Series 2010-42, Class BS, (Floating, 6.48% - ICE LIBOR USD 1M, 6.48% Cap), 6.39%, 4/20/40(1)	24,134	4,801
Government National Mortgage Association, Series 2011-H18, Class AI, 1.21%, 8/20/61(1) (3)	31,213	1,661
Government National Mortgage Association, Series 2012-136, Class BI, 3.50%, 11/20/42	290,329	45,150
Government National Mortgage Association, Series 2013-133, Class PI, 5.00%, 2/16/37	64,793	6,706
Government National Mortgage Association, Series 2015-159, Class HS, (Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 6.11%, 11/20/45(1)	69,411	12,688
Government National Mortgage Association, Series 2015-168, Class SD, (Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 6.12%, 11/20/45(1)	577,840	104,560
Government National Mortgage Association, Series 2016-160, Class GS, (Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 6.01%, 11/20/46(1)	70,529	17,183
Government National Mortgage Association, Series 2017-130, Class YI, 4.00%, 4/20/45	720,788	76,858
	PRINCIPAL AMOUNT	VALUE (in USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 54.3% continued
Government Agency - Interest Only – 19.9%continued
Government National Mortgage Association, Series 2020-123, Class IL, 2.50%, 8/20/50	418,868	55,227
Government National Mortgage Association, Series 2020-77, Class EI, (Floating, 122.00% - ICE LIBOR USD 1M, 1.00% Cap), 1.00%, 8/20/49(1)	1,076,903	28,077
		1,304,574
Non Agency – 15.0%
Banc of America Mortgage Trust, Series 2003-H, Class 3A1, 2.91%, 9/25/33(1) (3)	111,258	112,848
Bear Stearns ALT-A Trust, Series 2004-1, Class 2A2, 2.98%, 2/25/34(1) (3)	51,352	52,247
Bear Stearns ARM Trust, Series 2003-6, Class 1A2, 2.93%, 8/25/33(1) (3)	72,850	76,502
CHL Mortgage Pass Through Trust, Series 2004-22, Class A3, 2.81%, 11/25/34(1) (3)	80,662	81,799
CHL Mortgage Pass Through Trust, Series 2004-HYB3, Class 2A, 2.10%, 6/20/34(1) (3)	57,895	59,372
Countrywide Asset-Backed Certificates, Series 2004-12, Class AF5, (Step to 4.73% on 10/25/21), 5.68%, 10/25/21(4)	3,516	3,510
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class 2A2, 2.54%, 11/25/32(1) (3)	85,257	86,011
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR12, Class 2A1, 4.33%, 4/25/33(1) (3)	15,522	16,324
CSFB Mortgage-Backed Pass Through Certificates, Series 2003-AR24, Class 2A4, 2.59%, 10/25/33(1) (3)	110,659	109,324
GRMT Mortgage Loan Trust, Series 2001-1A, Class A5, 6.65%, 7/20/31	38,747	38,926
IndyMac INDX Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 2.96%, 3/25/35(1) (3)	40,850	41,310
JP Morgan Mortgage Trust, Series 2006-A2, Class 5A1, 2.43%, 11/25/33(1) (3)	15,420	15,639
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A2, 2.54%, 7/25/35(1) (3)	52,875	54,155

Schedule of Investments
RIMROCK CORE BOND FUND	August 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT	VALUE (in USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 54.3% continued
Non Agency – 15.0%continued
Residential Asset Securitization Trust, Series 2004-IP2, Class 2A1, 2.90%, 12/25/34(1) (3)	43,167	42,707
Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2003-26A, Class 7A, 2.18%, 9/25/33(1) (3)	80,515	83,127
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A11, 2.60%, 7/25/34(1) (3)	41,957	41,594
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A3, 2.60%, 7/25/34(1) (3)	64,264	63,708
		979,103
Total Residential Mortgage Backed Securities
(Cost $3,375,972)		$3,551,583

OTHER STRUCTURED PRODUCTS – 1.4%
CLO / CDO – 0.7%
Garrison Funding L.P., Series 2018-1A, Class A1T, (Floating, ICE LIBOR USD 3M + 1.45%), 1.58%, 3/20/27(1)	46,943	46,892
Other Structured Products – 0.7%
Marlette Funding Trust, Series 2017-3A, Class D, 5.03%, 12/15/24	44,561	44,786
Total Other Structured Products
(Cost $91,370)		$91,678

U.S. GOVERNMENT OBLIGATIONS – 4.6%
U.S. Treasury Notes – 4.6%
0.38%, 7/15/24(2)	150,000	149,994
0.63%, 7/31/26	50,000	49,660
0.75%, 8/31/26	100,000	99,891
		299,545
Total U.S. Government Obligations
(Cost $298,859)		$299,545

	NUMBER OF SHARES	VALUE (in USD)
SHORT TERM INVESTMENT FUND – 7.0%
Northern Institutional Funds - U.S. Treasury Portfolio (Premier), 0.01%(5)	462,428	462,428
Total Short Term Investment Fund
(Cost $462,428)		$462,428

Total Investments – 102.7%
(Cost $6,450,254)		$6,717,229

REVERSE REPURCHASE AGREEMENTS – (3.7%)
J.P. Morgan Securities, 0.25%, due 9/23/21 (dated 8/23/21 ; collateralized by Florida Power & Light Co., 3.15%, due 10/1/49 and value $60,003)(2)	(57,321)	(57,321)
J.P. Morgan Securities, 0.30%, due 9/23/21 (dated 8/23/21 ; collateralized by Activision Blizzard, Inc., 3.40%, due 6/15/27 and value $38,827)(2)	(36,052)	(36,052)
UBS Securities, 0.10%, due 9/23/21 (dated 8/23/21 ; collateralized by U.S. Treasury Notes, 0.38%, due 7/15/24 and value $149,977)(2)	(150,000)	(150,000)
Total Reverse Repurchase Agreements
(Cost $(243,373))		$(243,373)
Other Assets less Liabilities – 1.0%		62,958
NET ASSETS – 100.0%		$6,536,814

(1)	Variable rate security. Rate as of August 31, 2021 is disclosed.
(2)	All or a portion of this security was pledged as collateral for reverse repurchase agreements. The total value of pledged collateral was $248,807, which represented 3.81% of the net assets of the fund.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	Step coupon bond. Rate as of August 31, 2021 is disclosed.
(5)	7-day current yield as of August 31, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

ARM - Adjustable Rate Mortgage

CDO - Collaterlized Debt Obligation

CLO - Collateralized Loan Obligation

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

Schedule of Investments
RIMROCK CORE BOND FUND	August 31, 2021 (UNAUDITED)

ICE - Intercontinental Exchange

IO - Interest Only

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar
Percentages shown are based on Net Assets.
At August 31, 2021, the Fund had open futures contracts as follows:
TYPE	NO. OF CONTRACTS	NOTIONAL AMOUNT	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APP/(DEP)
10-Year U.S. Treasury Note	12	$1,601	Long	12/21	$4,969
Ultra U.S. Treasury Bond	2	395	Long	12/21	2,672
Total					$7,641
At August 31, 2021, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
Cash Equivalents	6.9%
AAA	55.3
AA	6.2
A	9.9
BBB	12.1
BB	5.4
B	1.0
CCC	1.0
Not Rated	2.2
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of August 31, 2021:
INVESTMENTS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds(1)	$—	$1,092,954	$—	$1,092,954
Commercial Mortgage Backed Securities	—	1,219,041	—	1,219,041
Residential Mortgage Backed Securities	—	3,551,583	—	3,551,583
Other Structured Products	—	91,678	—	91,678
U.S. Government Obligations	299,545	—	—	299,545
Short Term Investment Fund	462,428	—	—	462,428
Liabilities:
Reverse Repurchase Agreements	—	(243,373)	—	(243,373)
Total Investments	$761,973	$5,711,883	$—	$6,473,856
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$7,641	$—	$—	$7,641

(1)	Classifications as defined in the Schedule of Investments.

Schedule of Investments
RIMROCK EMERGING MARKETS CORPORATE CREDIT FUND	August 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT	VALUE (in USD)
CORPORATE BONDS – 91.7%
Chemicals/Paper/Packaging – 5.4%
OCP S.A.,
5.13%, 6/23/51	200,000	202,577
Sasol Financing U.S.A. LLC,
4.38%, 9/18/26	200,000	206,815
		409,392
Consumer/Retail – 2.6%
B2W Digital Lux S.a.r.l.,
4.38%, 12/20/30	200,000	200,275
Energy – 15.1%
AI Candelaria Spain SLU,
5.75%, 6/15/33	250,000	253,996
FEL Energy VI S.a.r.l.,
5.75%, 12/1/40	198,924	211,896
Geopark Ltd.,
6.50%, 9/21/24	250,000	257,813
Oleoducto Central S.A.,
4.00%, 7/14/27	200,000	206,805
Petroleos Mexicanos,
6.88%, 8/4/26	200,000	218,688
		1,149,198
Financials – 12.3%
Banco Mercantil del Norte S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%), 6.75%, 9/27/24 (1) (2)	200,000	216,146
BBVA Bancomer S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 5.13%, 1/18/33 (1)	200,000	208,771
Itau Unibanco Holding S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.98%), 6.13%, 12/12/22 (1) (2)	300,000	306,678
Movida Europe S.A.,
5.25%, 2/8/31	200,000	203,393
		934,988
Food & Beverage – 8.4%
Grupo Bimbo S.A.B. de C.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.28%), 5.95%, 4/17/23 (1) (2)	200,000	212,050
JBS U.S.A. LUX S.A./JBS U.S.A. Finance, Inc.,
6.75%, 2/15/28	200,000	219,500
	PRINCIPAL AMOUNT	VALUE (in USD)
CORPORATE BONDS - 91.7% continued
Food & Beverage – 8.4%continued
MHP Lux S.A.,
6.95%, 4/3/26	200,000	212,845
		644,395
Manufacturing/Industrials – 8.3%
Adani Ports & Special Economic Zone Ltd.,
5.00%, 8/2/41	200,000	210,526
KOC Holding A.S.,
6.50%, 3/11/25	200,000	217,267
Limak Iskenderun Uluslararasi Liman Isletmeciligi A.S.,
9.50%, 7/10/36	200,000	209,122
		636,915
Metals/Mining – 11.0%
Cia de Minas Buenaventura S.A.A.,
5.50%, 7/23/26	200,000	197,641
CSN Inova Ventures,
6.75%, 1/28/28	200,000	220,330
Nexa Resources S.A.,
5.38%, 5/4/27	200,000	211,207
Stillwater Mining Co.,
7.13%, 6/27/25	200,000	208,155
		837,333
Real Estate – 13.1%
CIBANCO S.A. Institucion de Banca Multiple Trust CIB,
4.38%, 7/22/31	200,000	196,267
CIFI Holdings Group Co. Ltd.,
5.95%, 10/20/25	200,000	210,290
Logan Group Co. Ltd.,
5.25%, 10/19/25	200,000	201,800
Trust Fibra Uno,
4.87%, 1/15/30	200,000	220,271
Yuzhou Group Holdings Co. Ltd.,
8.30%, 5/27/25	200,000	171,503
		1,000,131
Technology – 2.5%
StoneCo Ltd.,
3.95%, 6/16/28	200,000	193,235

1

Schedule of Investments
RIMROCK EMERGING MARKETS CORPORATE CREDIT FUND	August 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT	VALUE (in USD)
CORPORATE BONDS - 91.7% continued
Telecom/Cable – 9.7%
Network i2i Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.27%), 5.65%, 1/15/25 (1) (2)	250,000	266,875
Sable International Finance Ltd.,
5.75%, 9/7/27	250,000	262,888
VTR Comunicaciones SpA,
5.13%, 1/15/28	200,000	209,250
		739,013
Utilities/Power – 3.3%
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia SpA,
5.38%, 12/30/30	250,000	248,585
Total Corporate Bonds
(Cost $6,903,723)		$6,993,460

	NUMBER OF SHARES	VALUE (in USD)
SHORT TERM INVESTMENT FUND – 7.4%
Northern Institutional Funds - U.S. Treasury Portfolio (Premier), 0.01%(3)	563,174	563,174
	Total Short Term Investment Fund
	(Cost $563,174)	$563,174

	Total Investments – 99.1%
	(Cost $7,466,897)	$7,556,634
	Other Assets less Liabilities – 0.9%	66,897
	NET ASSETS – 100.0%	$7,623,531

(1)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of August 31, 2021.
(2)	Perpetual bond. Maturity date represents next call date.
(3)	7-day current yield as of August 31, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

5Y - 5 Year

CIB - Corporate and Investment Bank

CMT - Constant Maturity

LLC - Limited Liability Company

S.A. - Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. - Sociedad Anónima Bursátil de Capital Variable (Spanish: Variable Stock Corporation)
Percentages shown are based on Net Assets.
At August 31, 2021, the Fund had open futures contracts as follows:
TYPE	NO. OF CONTRACTS	NOTIONAL AMOUNT	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APP/(DEP)
10-Year U.S. Treasury Note	(2)	$(266,906)	Short	12/21	$(844)
At August 31, 2021, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
Cash Equivalents	7.4%
BBB	11.1
BB	52.3
B	29.2
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of August 31, 2021:
INVESTMENTS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds(1)	$—	$6,993,460	$—	$6,993,460
Short Term Investment Fund	563,174	—	—	563,174
Total Investments	$563,174	$6,993,460	$—	$7,556,634

2

Schedule of Investments
RIMROCK EMERGING MARKETS CORPORATE CREDIT FUND	August 31, 2021 (UNAUDITED)
INVESTMENTS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(844)	$—	$—	$(844)

(1)	Classifications as defined in the Schedule of Investments.
3